Quarterly Holdings Report
for
Fidelity® Large Cap Value Index Fund
July 31, 2023
LC2-NPRT1-0923
1.9871047.107
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	2,309,072	33,527,725
Frontier Communications Parent, Inc. (a)	78,870	1,436,223
Iridium Communications, Inc.	2,547	133,845
Verizon Communications, Inc.	1,357,302	46,256,852
		81,354,645
Entertainment - 1.8%
Activision Blizzard, Inc.	251,293	23,309,939
AMC Entertainment Holdings, Inc. Class A (a)(b)	167,347	831,715
Atlanta Braves Holdings, Inc.	1	41
Electronic Arts, Inc.	88,310	12,041,069
Liberty Media Corp. Liberty Formula One:
Class A (a)	7,860	505,241
Series C (a)	62,320	4,524,432
Live Nation Entertainment, Inc. (a)	39,031	3,424,970
Madison Square Garden Sports Corp.	5,989	1,274,160
Playtika Holding Corp. (a)	1,141	13,624
Roku, Inc. Class A (a)	34,782	3,348,463
Take-Two Interactive Software, Inc. (a)	53,151	8,128,914
The Walt Disney Co. (a)	589,796	52,426,966
Warner Bros Discovery, Inc. (a)	710,223	9,282,615
		119,112,149
Interactive Media & Services - 0.1%
IAC, Inc. (a)	24,766	1,723,714
Match Group, Inc. (a)	8,921	414,916
TripAdvisor, Inc. (a)	35,721	666,197
Zoominfo Technologies, Inc. (a)	48,539	1,241,142
		4,045,969
Media - 1.4%
Cable One, Inc.	1,687	1,221,287
Comcast Corp. Class A	1,333,685	60,362,583
DISH Network Corp. Class A (a)(b)	79,736	632,306
Fox Corp.:
Class A	94,196	3,150,856
Class B	43,360	1,361,938
Interpublic Group of Companies, Inc.	124,229	4,252,359
Liberty Broadband Corp.:
Class A (a)	4,212	374,152
Class C (a)(b)	29,756	2,652,152
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	23,971	759,881
Series C (a)	49,423	1,573,134
News Corp.:
Class A	122,380	2,425,572
Class B	37,794	760,037
Nexstar Broadcasting Group, Inc. Class A	7,242	1,352,226
Omnicom Group, Inc.	63,588	5,380,817
Paramount Global:
Class A (b)	2,870	55,276
Class B	185,952	2,980,811
Sirius XM Holdings, Inc. (b)	207,548	1,058,495
The New York Times Co. Class A	52,025	2,120,539
		92,474,421
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	175,165	24,132,482
TOTAL COMMUNICATION SERVICES		321,119,666
CONSUMER DISCRETIONARY - 5.2%
Automobile Components - 0.3%
Aptiv PLC (a)	87,244	9,552,346
BorgWarner, Inc.	75,155	3,494,708
Gentex Corp.	75,498	2,535,223
Lear Corp.	18,916	2,927,440
Phinia, Inc. (b)	15,027	426,316
QuantumScape Corp. Class A (a)(b)	94,777	1,261,482
		20,197,515
Automobiles - 0.7%
Ford Motor Co.	1,265,261	16,714,098
General Motors Co.	447,160	17,157,529
Harley-Davidson, Inc.	42,202	1,629,419
Lucid Group, Inc. Class A (a)(b)	240,103	1,827,184
Rivian Automotive, Inc. (a)(b)	166,266	4,595,592
Thor Industries, Inc. (b)	16,503	1,905,931
		43,829,753
Broadline Retail - 0.2%
eBay, Inc.	161,571	7,191,525
Etsy, Inc. (a)	17,365	1,765,152
Kohl's Corp. (b)	35,589	1,012,507
Macy's, Inc.	87,291	1,448,158
Nordstrom, Inc. (b)	36,785	850,101
Ollie's Bargain Outlet Holdings, Inc. (a)	13,478	982,277
		13,249,720
Distributors - 0.2%
Genuine Parts Co.	45,208	7,039,790
LKQ Corp.	85,841	4,703,228
		11,743,018
Diversified Consumer Services - 0.1%
ADT, Inc.	67,861	432,953
Bright Horizons Family Solutions, Inc. (a)	16,206	1,572,468
Grand Canyon Education, Inc. (a)	7,033	763,432
H&R Block, Inc.	17,204	578,226
Mister Car Wash, Inc. (a)(b)	23,885	237,178
Service Corp. International	30,492	2,032,292
		5,616,549
Hotels, Restaurants & Leisure - 1.5%
ARAMARK Holdings Corp.	75,443	3,045,634
Boyd Gaming Corp.	23,666	1,616,861
Caesars Entertainment, Inc. (a)	39,165	2,311,518
Carnival Corp. (a)(b)	320,309	6,034,622
Darden Restaurants, Inc.	20,736	3,502,725
Doordash, Inc. (a)(b)	21,103	1,915,941
Expedia, Inc. (a)	12,420	1,521,823
Hilton Worldwide Holdings, Inc.	44,917	6,984,144
Hyatt Hotels Corp. Class A	14,984	1,893,228
Las Vegas Sands Corp.	7,271	434,879
Marriott Vacations Worldwide Corp.	11,765	1,511,920
McDonald's Corp.	138,073	40,483,004
MGM Resorts International	96,643	4,906,565
Norwegian Cruise Line Holdings Ltd. (a)(b)	103,370	2,281,376
Penn Entertainment, Inc. (a)	49,373	1,298,016
Planet Fitness, Inc. (a)	14,361	969,942
Royal Caribbean Cruises Ltd. (a)	52,728	5,753,152
Travel+Leisure Co.	13,073	532,463
Vail Resorts, Inc.	11,611	2,734,274
Wyndham Hotels & Resorts, Inc.	25,158	1,960,311
Wynn Resorts Ltd.	31,426	3,424,805
Yum! Brands, Inc.	11,026	1,517,949
		96,635,152
Household Durables - 0.8%
D.R. Horton, Inc.	100,308	12,741,122
Garmin Ltd.	49,520	5,243,673
Leggett & Platt, Inc. (b)	42,680	1,248,817
Lennar Corp.:
Class A	80,161	10,166,820
Class B (b)	4,437	509,856
Mohawk Industries, Inc. (a)	17,036	1,811,608
Newell Brands, Inc.	122,545	1,367,602
NVR, Inc. (a)	867	5,467,683
PulteGroup, Inc.	71,484	6,032,535
Tempur Sealy International, Inc.	42,840	1,911,949
Toll Brothers, Inc.	35,572	2,857,499
TopBuild Corp. (a)	9,543	2,614,114
Whirlpool Corp.	17,237	2,486,610
		54,459,888
Leisure Products - 0.1%
Brunswick Corp.	21,018	1,814,064
Hasbro, Inc.	42,099	2,717,911
Mattel, Inc. (a)	113,406	2,415,548
Polaris, Inc.	15,838	2,151,434
		9,098,957
Specialty Retail - 0.8%
Advance Auto Parts, Inc.	19,127	1,422,858
AutoNation, Inc. (a)	9,812	1,579,536
AutoZone, Inc. (a)	977	2,424,640
Bath & Body Works, Inc.	73,819	2,735,732
Best Buy Co., Inc.	54,183	4,499,898
CarMax, Inc. (a)(b)	48,046	3,969,080
Dick's Sporting Goods, Inc.	17,931	2,528,271
GameStop Corp. Class A (a)(b)	86,282	1,915,460
Gap, Inc. (b)	62,553	644,296
Lithia Motors, Inc. Class A (sub. vtg.)	8,718	2,707,201
Lowe's Companies, Inc.	51,389	12,038,901
Murphy U.S.A., Inc.	334	102,548
O'Reilly Automotive, Inc. (a)	2,992	2,769,964
Penske Automotive Group, Inc.	6,468	1,044,065
Petco Health & Wellness Co., Inc. (a)(b)	26,160	213,466
RH (a)(b)	4,380	1,700,185
Ross Stores, Inc.	7,258	832,057
Valvoline, Inc.	40,802	1,549,252
Victoria's Secret & Co. (a)	14,074	288,376
Wayfair LLC Class A (a)(b)	17,224	1,341,233
Williams-Sonoma, Inc. (b)	18,286	2,535,171
		48,842,190
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd. (a)	39,469	1,456,801
Carter's, Inc. (b)	11,854	889,169
Columbia Sportswear Co.	11,514	905,116
NIKE, Inc. Class B	179,100	19,770,849
PVH Corp.	20,094	1,801,226
Ralph Lauren Corp.	13,090	1,719,110
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	41,117	2,285,283
Tapestry, Inc.	71,164	3,070,727
Under Armour, Inc.:
Class A (sub. vtg.) (a)	61,251	493,683
Class C (non-vtg.) (a)	59,126	438,715
VF Corp.	112,615	2,230,903
		35,061,582
TOTAL CONSUMER DISCRETIONARY		338,734,324
CONSUMER STAPLES - 8.3%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	228	84,688
Brown-Forman Corp.:
Class A (b)	3,210	230,831
Class B (non-vtg.)	12,243	864,356
Constellation Brands, Inc. Class A (sub. vtg.)	44,383	12,107,682
Keurig Dr. Pepper, Inc.	307,283	10,450,695
Molson Coors Beverage Co. Class B	56,324	3,929,725
PepsiCo, Inc.	137,296	25,737,508
The Coca-Cola Co.	633,096	39,207,635
		92,613,120
Consumer Staples Distribution & Retail - 1.8%
Albertsons Companies, Inc.	122,657	2,665,337
BJ's Wholesale Club Holdings, Inc. (a)	28,026	1,858,404
Casey's General Stores, Inc.	10,270	2,594,818
Dollar Tree, Inc. (a)	67,222	10,374,371
Grocery Outlet Holding Corp. (a)(b)	30,574	1,022,700
Kroger Co.	210,338	10,230,840
Performance Food Group Co. (a)	26,184	1,564,756
U.S. Foods Holding Corp. (a)	72,998	3,119,205
Walgreens Boots Alliance, Inc.	230,896	6,919,953
Walmart, Inc.	460,359	73,592,990
		113,943,374
Food Products - 1.9%
Archer Daniels Midland Co.	174,866	14,856,615
Bunge Ltd.	48,120	5,229,200
Campbell Soup Co.	61,628	2,823,795
Conagra Brands, Inc.	153,303	5,029,871
Darling Ingredients, Inc. (a)	51,056	3,535,628
Flowers Foods, Inc. (b)	60,529	1,495,672
Freshpet, Inc. (a)(b)	10,681	785,481
General Mills, Inc.	189,399	14,155,681
Hormel Foods Corp.	93,276	3,813,123
Ingredion, Inc.	21,247	2,363,941
Kellogg Co.	83,737	5,601,168
Lamb Weston Holdings, Inc.	2,647	274,309
McCormick & Co., Inc. (non-vtg.)	80,992	7,247,164
Mondelez International, Inc.	438,574	32,511,491
Pilgrim's Pride Corp. (a)	13,307	329,614
Post Holdings, Inc. (a)(b)	17,233	1,469,975
Seaboard Corp.	82	295,610
The Hershey Co.	12,250	2,833,548
The J.M. Smucker Co.	33,225	5,005,346
The Kraft Heinz Co.	258,964	9,369,318
Tyson Foods, Inc. Class A	89,542	4,989,280
		124,015,830
Household Products - 1.8%
Church & Dwight Co., Inc.	8,199	784,398
Colgate-Palmolive Co.	264,649	20,182,133
Kimberly-Clark Corp.	6,414	828,047
Procter & Gamble Co.	616,558	96,368,015
Reynolds Consumer Products, Inc.	17,511	484,704
Spectrum Brands Holdings, Inc.	12,933	1,014,077
		119,661,374
Personal Care Products - 0.2%
Coty, Inc. Class A (a)	116,074	1,397,531
Estee Lauder Companies, Inc. Class A	50,777	9,139,860
Olaplex Holdings, Inc. (a)	41,574	149,666
		10,687,057
Tobacco - 1.2%
Altria Group, Inc.	576,056	26,164,464
Philip Morris International, Inc.	500,520	49,911,854
		76,076,318
TOTAL CONSUMER STAPLES		536,997,073
ENERGY - 8.2%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	326,565	11,687,761
Halliburton Co.	231,389	9,042,682
NOV, Inc.	126,382	2,537,751
Schlumberger Ltd.	459,462	26,805,013
TechnipFMC PLC	141,426	2,593,753
		52,666,960
Oil, Gas & Consumable Fuels - 7.4%
Antero Midstream GP LP	72,773	868,910
Antero Resources Corp. (a)	91,100	2,436,925
APA Corp.	11,421	462,436
Chesapeake Energy Corp.	40,875	3,447,398
Chevron Corp.	557,715	91,275,637
ConocoPhillips Co.	391,061	46,035,701
Coterra Energy, Inc.	244,027	6,720,504
Devon Energy Corp.	206,607	11,156,778
Diamondback Energy, Inc.	58,393	8,602,457
DT Midstream, Inc.	31,260	1,673,035
EOG Resources, Inc.	189,525	25,117,748
EQT Corp.	116,168	4,899,966
Exxon Mobil Corp.	1,310,129	140,498,234
Hess Corp.	39,598	6,008,205
HF Sinclair Corp.	45,482	2,369,157
Kinder Morgan, Inc.	632,295	11,197,944
Marathon Oil Corp.	200,292	5,261,671
Marathon Petroleum Corp.	142,322	18,931,672
Occidental Petroleum Corp.	224,913	14,198,758
ONEOK, Inc.	136,141	9,126,893
Ovintiv, Inc. (b)	43,535	2,006,528
PDC Energy, Inc.	27,926	2,119,304
Phillips 66 Co.	148,566	16,572,537
Pioneer Natural Resources Co.	75,047	16,935,856
Range Resources Corp.	75,416	2,370,325
Southwestern Energy Co. (a)	353,382	2,289,915
The Williams Companies, Inc.	392,622	13,525,828
Valero Energy Corp.	116,217	14,981,533
		481,091,855
TOTAL ENERGY		533,758,815
FINANCIALS - 20.6%
Banks - 6.7%
Bank of America Corp.	2,246,541	71,889,312
Bank OZK	35,495	1,552,196
BOK Financial Corp.	9,133	813,568
Citigroup, Inc.	627,266	29,895,498
Citizens Financial Group, Inc.	155,603	5,019,753
Columbia Banking Systems, Inc.	66,972	1,496,824
Comerica, Inc.	42,388	2,287,256
Commerce Bancshares, Inc.	36,814	1,957,769
Cullen/Frost Bankers, Inc.	19,068	2,070,403
East West Bancorp, Inc.	45,242	2,814,505
Fifth Third Bancorp	218,768	6,366,149
First Citizens Bancshares, Inc.	3,116	4,459,931
First Hawaiian, Inc.	40,983	847,938
First Horizon National Corp.	172,151	2,346,418
FNB Corp., Pennsylvania	115,168	1,472,999
Huntington Bancshares, Inc.	463,537	5,673,693
JPMorgan Chase & Co.	942,955	148,949,172
KeyCorp	300,204	3,695,511
M&T Bank Corp.	53,310	7,455,937
New York Community Bancorp, Inc.	229,415	3,181,986
Nu Holdings Ltd. (a)	234,189	1,864,144
Pinnacle Financial Partners, Inc.	24,233	1,839,285
PNC Financial Services Group, Inc.	128,419	17,579,277
Popular, Inc.	22,666	1,644,418
Prosperity Bancshares, Inc.	28,056	1,776,506
Regions Financial Corp.	301,219	6,135,831
Synovus Financial Corp.	46,621	1,580,452
Truist Financial Corp.	427,653	14,206,633
U.S. Bancorp	494,167	19,608,547
Webster Financial Corp.	55,922	2,646,229
Wells Fargo & Co.	1,218,978	56,268,024
Western Alliance Bancorp.	34,838	1,809,834
Wintrust Financial Corp.	19,593	1,652,865
Zions Bancorp NA	46,889	1,793,504
		434,652,367
Capital Markets - 5.0%
Affiliated Managers Group, Inc.	11,488	1,592,696
Bank of New York Mellon Corp.	254,730	11,554,553
BlackRock, Inc. Class A	47,940	35,420,469
Blue Owl Capital, Inc. Class A	122,501	1,509,212
Carlyle Group LP	67,962	2,422,845
Cboe Global Markets, Inc.	33,895	4,734,454
Charles Schwab Corp.	478,002	31,595,932
CME Group, Inc.	115,788	23,037,180
Coinbase Global, Inc. (a)(b)	53,705	5,295,850
Evercore, Inc. Class A (b)	11,466	1,548,598
Franklin Resources, Inc.	91,703	2,681,396
Goldman Sachs Group, Inc.	104,128	37,056,031
Houlihan Lokey	14,830	1,480,776
Interactive Brokers Group, Inc. (b)	32,149	2,807,572
Intercontinental Exchange, Inc.	178,708	20,515,678
Invesco Ltd.	119,501	2,007,617
Janus Henderson Group PLC	43,118	1,265,513
Jefferies Financial Group, Inc.	64,735	2,381,601
KKR & Co. LP	156,984	9,321,710
Lazard Ltd. Class A	35,254	1,237,415
Moody's Corp.	4,506	1,589,492
Morgan Stanley	387,755	35,502,848
MSCI, Inc.	12,529	6,866,894
NASDAQ, Inc.	110,079	5,557,889
Northern Trust Corp.	66,027	5,290,083
Raymond James Financial, Inc.	62,985	6,932,759
Robinhood Markets, Inc. (a)	213,884	2,750,548
S&P Global, Inc.	94,876	37,429,531
SEI Investments Co.	32,775	2,064,497
State Street Corp.	107,573	7,792,588
Stifel Financial Corp.	33,065	2,100,950
T. Rowe Price Group, Inc.	71,092	8,762,800
TPG, Inc. (b)	14,698	432,562
Tradeweb Markets, Inc. Class A	24,146	1,974,901
Virtu Financial, Inc. Class A	28,786	534,268
XP, Inc. Class A (a)	98,136	2,650,653
		327,700,361
Consumer Finance - 0.9%
Ally Financial, Inc.	87,170	2,662,172
American Express Co.	128,225	21,654,638
Capital One Financial Corp.	122,210	14,301,014
Credit Acceptance Corp. (a)(b)	2,062	1,147,709
Discover Financial Services	81,699	8,623,329
OneMain Holdings, Inc.	36,146	1,643,920
SLM Corp.	47,134	762,628
SoFi Technologies, Inc. (a)(b)	295,530	3,383,819
Synchrony Financial	137,496	4,749,112
		58,928,341
Financial Services - 4.2%
Affirm Holdings, Inc. (a)(b)	70,082	1,358,890
Berkshire Hathaway, Inc. Class B (a)	590,610	207,871,096
Block, Inc. Class A (a)	109,757	8,838,731
Corebridge Financial, Inc.	47,580	890,222
Euronet Worldwide, Inc. (a)	7,650	672,206
Fidelity National Information Services, Inc.	190,841	11,522,980
Fiserv, Inc. (a)	143,973	18,170,832
FleetCor Technologies, Inc. (a)	1,626	404,728
Global Payments, Inc.	84,332	9,297,603
Jack Henry & Associates, Inc.	16,006	2,682,125
MGIC Investment Corp.	92,810	1,553,639
PayPal Holdings, Inc. (a)	34,037	2,580,685
Rocket Companies, Inc. (a)(b)	25,639	280,234
TFS Financial Corp.	15,978	231,841
The Western Union Co.	102,831	1,252,482
UWM Holdings Corp. Class A (b)	19,015	124,738
Voya Financial, Inc.	31,563	2,343,868
WEX, Inc. (a)	7,467	1,413,876
		271,490,776
Insurance - 3.7%
AFLAC, Inc.	194,030	14,036,130
Allstate Corp.	84,550	9,527,094
American Financial Group, Inc.	23,439	2,850,417
American International Group, Inc.	236,524	14,257,667
Aon PLC	65,198	20,765,563
Arch Capital Group Ltd. (a)	99,026	7,693,330
Arthur J. Gallagher & Co.	64,438	13,841,282
Assurant, Inc.	17,038	2,291,781
Assured Guaranty Ltd.	18,310	1,094,572
Axis Capital Holdings Ltd.	25,040	1,380,205
Brighthouse Financial, Inc. (a)	19,275	1,004,806
Brown & Brown, Inc.	46,610	3,283,675
Chubb Ltd.	132,932	27,172,630
Cincinnati Financial Corp.	49,477	5,322,736
CNA Financial Corp.	8,427	330,001
Everest Re Group Ltd.	11,798	4,253,297
Fidelity National Financial, Inc.	83,589	3,274,181
First American Financial Corp.	32,282	2,046,033
Globe Life, Inc.	28,591	3,207,052
Hanover Insurance Group, Inc.	11,434	1,297,530
Hartford Financial Services Group, Inc.	98,156	7,055,453
Kemper Corp.	19,391	988,359
Lincoln National Corp.	49,376	1,384,503
Loews Corp.	60,996	3,821,399
Markel Group, Inc. (a)	4,234	6,138,072
Marsh & McLennan Companies, Inc.	31,765	5,985,161
MetLife, Inc.	208,527	13,130,945
Old Republic International Corp.	87,585	2,414,718
Primerica, Inc.	4,103	872,708
Principal Financial Group, Inc.	77,914	6,222,991
Progressive Corp.	47,309	5,959,988
Prudential Financial, Inc.	118,322	11,416,890
Reinsurance Group of America, Inc.	21,421	3,006,437
RenaissanceRe Holdings Ltd.	11,629	2,171,832
RLI Corp.	10,092	1,346,374
The Travelers Companies, Inc.	74,324	12,829,066
Unum Group	63,310	3,077,499
W.R. Berkley Corp.	68,534	4,227,862
White Mountains Insurance Group Ltd.	798	1,234,522
Willis Towers Watson PLC	30,057	6,351,946
		238,566,707
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	184,749	1,882,592
Annaly Capital Management, Inc.	159,077	3,195,857
Rithm Capital Corp.	155,202	1,564,436
Starwood Property Trust, Inc. (b)	94,927	1,968,786
		8,611,671
TOTAL FINANCIALS		1,339,950,223
HEALTH CARE - 15.3%
Biotechnology - 1.7%
Alnylam Pharmaceuticals, Inc. (a)	7,861	1,536,039
Amgen, Inc.	55,134	12,909,626
Biogen, Inc. (a)	46,444	12,548,704
BioMarin Pharmaceutical, Inc. (a)	53,191	4,677,085
Exact Sciences Corp. (a)	37,570	3,664,578
Exelixis, Inc. (a)	27,072	533,589
Gilead Sciences, Inc.	403,114	30,693,100
Horizon Therapeutics PLC (a)	8,379	840,162
Incyte Corp. (a)	15,567	991,929
Ionis Pharmaceuticals, Inc. (a)	6,317	261,713
Karuna Therapeutics, Inc. (a)(b)	1,203	240,323
Mirati Therapeutics, Inc. (a)	14,709	445,241
Moderna, Inc. (a)	108,424	12,757,168
Regeneron Pharmaceuticals, Inc. (a)	31,142	23,104,561
Repligen Corp. (a)	9,988	1,713,541
Roivant Sciences Ltd. (a)	4,205	50,376
United Therapeutics Corp. (a)	14,545	3,530,362
Vertex Pharmaceuticals, Inc. (a)	7,063	2,488,577
		112,986,674
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	523,140	58,241,176
Baxter International, Inc.	162,942	7,369,867
Becton, Dickinson & Co.	91,397	25,465,032
Boston Scientific Corp. (a)	463,047	24,008,987
Dentsply Sirona, Inc.	68,107	2,827,803
Enovis Corp. (a)	16,893	1,079,463
Envista Holdings Corp. (a)	52,744	1,814,921
GE Healthcare Holding LLC	116,147	9,059,466
Globus Medical, Inc. (a)	25,530	1,538,693
Hologic, Inc. (a)	78,306	6,219,063
ICU Medical, Inc. (a)(b)	6,513	1,160,486
Integra LifeSciences Holdings Corp. (a)	23,011	1,046,310
Medtronic PLC	428,386	37,595,155
QuidelOrtho Corp. (a)	17,211	1,503,553
STERIS PLC	31,967	7,210,157
Stryker Corp.	85,468	24,222,486
Tandem Diabetes Care, Inc. (a)	17,942	626,535
Teleflex, Inc.	15,138	3,802,211
The Cooper Companies, Inc.	15,658	6,126,349
Zimmer Biomet Holdings, Inc.	67,689	9,351,235
		230,268,948
Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc. (a)	28,894	2,283,493
agilon health, Inc. (a)(b)	9,518	182,270
Amedisys, Inc. (a)	10,320	937,469
Cardinal Health, Inc.	40,574	3,711,304
Centene Corp. (a)	176,752	12,035,044
Chemed Corp.	1,350	703,472
Cigna Group	87,192	25,730,359
CVS Health Corp.	412,976	30,845,177
Elevance Health, Inc.	66,287	31,262,938
Encompass Health Corp.	29,646	1,957,525
HCA Holdings, Inc.	52,288	14,264,689
Henry Schein, Inc. (a)	41,993	3,308,628
Humana, Inc.	22,801	10,416,181
Laboratory Corp. of America Holdings	28,514	6,100,000
McKesson Corp.	27,347	11,004,433
Molina Healthcare, Inc. (a)	8,489	2,584,816
Premier, Inc.	38,209	1,060,300
Quest Diagnostics, Inc.	36,091	4,879,864
R1 RCM, Inc. (a)	49,287	851,679
Tenet Healthcare Corp. (a)	32,518	2,430,070
UnitedHealth Group, Inc.	47,669	24,138,152
Universal Health Services, Inc. Class B	19,522	2,712,777
		193,400,640
Health Care Technology - 0.1%
Certara, Inc. (a)	24,568	478,339
Doximity, Inc. (a)(b)	19,812	707,883
Teladoc Health, Inc. (a)(b)	52,485	1,562,478
		2,748,700
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	17,806	2,168,237
Avantor, Inc. (a)	217,439	4,472,720
Azenta, Inc. (a)	21,944	1,030,929
Bio-Rad Laboratories, Inc. Class A (a)	6,771	2,744,693
Bio-Techne Corp.	2,831	236,105
Charles River Laboratories International, Inc. (a)	16,354	3,426,817
Danaher Corp.	212,276	54,143,117
Fortrea Holdings, Inc.	28,487	910,445
ICON PLC (a)	22,352	5,619,516
Illumina, Inc. (a)	35,778	6,874,743
IQVIA Holdings, Inc. (a)	4,340	971,118
Maravai LifeSciences Holdings, Inc. (a)(b)	14,758	166,913
QIAGEN NV (a)	73,278	3,430,876
Revvity, Inc.	40,694	5,003,327
Sotera Health Co. (a)	9,358	177,615
Syneos Health, Inc. (a)	33,234	1,409,454
Thermo Fisher Scientific, Inc.	47,780	26,214,975
		119,001,600
Pharmaceuticals - 5.2%
Bristol-Myers Squibb Co.	678,003	42,165,007
Catalent, Inc. (a)	57,947	2,811,588
Elanco Animal Health, Inc. (a)	157,872	1,905,515
Jazz Pharmaceuticals PLC (a)	9,480	1,236,382
Johnson & Johnson	838,946	140,548,623
Merck & Co., Inc.	668,502	71,295,738
Organon & Co.	82,315	1,809,284
Perrigo Co. PLC	43,465	1,592,558
Pfizer, Inc.	1,822,385	65,715,203
Royalty Pharma PLC	119,659	3,754,899
Viatris, Inc.	385,502	4,059,336
		336,894,133
TOTAL HEALTH CARE		995,300,695
INDUSTRIALS - 13.3%
Aerospace & Defense - 2.5%
BWX Technologies, Inc.	24,386	1,682,634
Curtiss-Wright Corp.	12,289	2,351,623
General Dynamics Corp.	78,929	17,646,946
HEICO Corp.	1,457	256,403
HEICO Corp. Class A	2,521	353,822
Hexcel Corp.	27,150	1,918,962
Howmet Aerospace, Inc.	122,239	6,251,302
Huntington Ingalls Industries, Inc.	12,628	2,900,273
L3Harris Technologies, Inc.	60,979	11,554,911
Mercury Systems, Inc. (a)(b)	15,958	606,085
Northrop Grumman Corp.	43,533	19,372,185
Raytheon Technologies Corp.	471,304	41,441,761
Spirit AeroSystems Holdings, Inc. Class A	30,205	961,123
Textron, Inc.	64,889	5,046,418
The Boeing Co. (a)	155,383	37,113,230
TransDigm Group, Inc.	14,043	12,634,768
Woodward, Inc.	19,056	2,293,961
		164,386,407
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	8,193	820,775
Expeditors International of Washington, Inc.	42,864	5,456,587
FedEx Corp.	74,779	20,186,591
GXO Logistics, Inc. (a)(b)	37,696	2,528,271
United Parcel Service, Inc. Class B	168,861	31,598,959
		60,591,183
Building Products - 1.1%
A.O. Smith Corp.	35,309	2,564,493
Allegion PLC	2,100	245,406
Armstrong World Industries, Inc.	10,223	790,851
Builders FirstSource, Inc. (a)	41,029	5,925,818
Carlisle Companies, Inc.	16,326	4,525,567
Carrier Global Corp.	268,581	15,993,999
Fortune Brands Home & Security, Inc.	40,728	2,894,539
Hayward Holdings, Inc. (a)	35,616	475,830
Johnson Controls International PLC	221,506	15,405,742
Lennox International, Inc.	10,299	3,784,265
Masco Corp.	72,455	4,396,569
Owens Corning	28,931	4,050,051
The AZEK Co., Inc. (a)	39,488	1,232,026
Trane Technologies PLC	51,753	10,321,618
		72,606,774
Commercial Services & Supplies - 0.4%
Cintas Corp.	3,072	1,542,267
Clean Harbors, Inc. (a)	16,535	2,749,109
Driven Brands Holdings, Inc. (a)	20,016	517,814
MSA Safety, Inc.	9,865	1,637,590
RB Global, Inc.	13,756	886,987
Republic Services, Inc.	66,583	10,061,357
Stericycle, Inc. (a)	29,661	1,260,296
Tetra Tech, Inc.	13,982	2,365,894
Waste Management, Inc.	13,247	2,169,726
		23,191,040
Construction & Engineering - 0.3%
AECOM	42,180	3,669,660
EMCOR Group, Inc.	9,879	2,124,380
MasTec, Inc. (a)	20,026	2,358,062
MDU Resources Group, Inc.	65,096	1,439,924
Quanta Services, Inc.	34,147	6,884,718
Valmont Industries, Inc. (b)	6,242	1,652,570
Willscot Mobile Mini Holdings (a)	47,397	2,272,686
		20,402,000
Electrical Equipment - 1.2%
Acuity Brands, Inc.	10,256	1,694,701
AMETEK, Inc.	74,141	11,758,763
Eaton Corp. PLC	128,432	26,369,658
Emerson Electric Co.	184,041	16,812,145
Generac Holdings, Inc. (a)	19,594	3,011,598
Hubbell, Inc. Class B	9,392	2,930,304
nVent Electric PLC	53,000	2,802,640
Plug Power, Inc. (a)(b)	167,363	2,195,803
Regal Rexnord Corp.	21,309	3,328,040
Sensata Technologies, Inc. PLC	48,593	2,053,054
Sunrun, Inc. (a)(b)	67,979	1,290,241
Vertiv Holdings Co.	96,536	2,510,901
		76,757,848
Ground Transportation - 1.3%
Avis Budget Group, Inc. (a)	4,318	951,212
CSX Corp.	581,987	19,391,807
Hertz Global Holdings, Inc. (a)(b)	43,397	731,239
J.B. Hunt Transport Services, Inc.	21,298	4,343,514
Knight-Swift Transportation Holdings, Inc. Class A	50,314	3,056,576
Landstar System, Inc.	2,352	478,844
Norfolk Southern Corp.	73,263	17,113,504
Old Dominion Freight Lines, Inc.	2,194	920,361
Ryder System, Inc.	14,780	1,509,777
Saia, Inc. (a)	7,614	3,221,788
Schneider National, Inc. Class B	17,642	543,550
U-Haul Holding Co. (b)	1,860	113,200
U-Haul Holding Co. (non-vtg.)	15,935	911,641
Union Pacific Corp.	112,451	26,090,881
XPO, Inc. (a)	36,696	2,540,831
		81,918,725
Industrial Conglomerates - 1.5%
3M Co.	177,313	19,770,400
General Electric Co.	349,658	39,944,930
Honeywell International, Inc.	187,032	36,308,522
		96,023,852
Machinery - 2.5%
AGCO Corp.	20,161	2,683,429
Allison Transmission Holdings, Inc.	26,426	1,550,942
Caterpillar, Inc.	41,640	11,041,679
CNH Industrial NV	314,957	4,522,783
Crane Co.	15,455	1,447,979
Crane Nxt Co.	15,499	916,766
Cummins, Inc.	45,708	11,920,646
Deere & Co.	5,717	2,456,023
Donaldson Co., Inc.	22,822	1,433,906
Dover Corp.	44,958	6,562,519
ESAB Corp.	18,176	1,248,691
Flowserve Corp.	42,135	1,591,018
Fortive Corp.	113,988	8,930,960
Gates Industrial Corp. PLC (a)	38,159	519,726
Graco, Inc.	31,820	2,524,281
IDEX Corp.	22,392	5,056,338
Illinois Tool Works, Inc.	18,093	4,764,249
Ingersoll Rand, Inc.	130,457	8,514,928
ITT, Inc.	26,621	2,651,452
Lincoln Electric Holdings, Inc.	1,158	232,422
Middleby Corp. (a)	17,135	2,601,950
Nordson Corp.	18,429	4,636,921
Oshkosh Corp.	20,999	1,933,378
Otis Worldwide Corp.	125,402	11,406,566
PACCAR, Inc.	165,286	14,236,083
Parker Hannifin Corp.	41,198	16,891,592
Pentair PLC	52,863	3,673,979
RBC Bearings, Inc. (a)	9,107	2,058,637
Snap-On, Inc.	16,771	4,569,091
Stanley Black & Decker, Inc.	49,337	4,897,684
Timken Co.	20,133	1,869,550
Westinghouse Air Brake Tech Co.	57,467	6,806,391
Xylem, Inc.	67,339	7,592,472
		163,745,031
Marine Transportation - 0.0%
Kirby Corp. (a)	19,190	1,563,601
Passenger Airlines - 0.4%
Alaska Air Group, Inc. (a)	40,385	1,963,923
American Airlines Group, Inc. (a)	131,636	2,204,903
Delta Air Lines, Inc.	196,295	9,080,607
Southwest Airlines Co.	191,586	6,544,578
United Airlines Holdings, Inc. (a)	105,273	5,717,377
		25,511,388
Professional Services - 0.7%
Automatic Data Processing, Inc.	18,941	4,683,352
Broadridge Financial Solutions, Inc.	6,195	1,040,264
CACI International, Inc. Class A (a)	7,270	2,547,699
Ceridian HCM Holding, Inc. (a)	43,436	3,075,703
Clarivate Analytics PLC (a)(b)	151,625	1,441,954
Concentrix Corp.	14,143	1,177,263
Dun & Bradstreet Holdings, Inc.	87,753	1,037,240
Equifax, Inc.	12,097	2,468,756
FTI Consulting, Inc. (a)	8,738	1,530,548
Genpact Ltd.	43,403	1,566,414
Jacobs Solutions, Inc.	40,546	5,084,874
KBR, Inc.	27,713	1,704,072
Leidos Holdings, Inc.	43,989	4,114,291
Manpower, Inc.	16,226	1,279,907
Paycor HCM, Inc. (a)(b)	9,556	256,674
Robert Half, Inc.	33,883	2,512,424
Science Applications International Corp.	17,314	2,100,881
SS&C Technologies Holdings, Inc.	70,026	4,079,015
TransUnion Holding Co., Inc.	62,229	4,959,029
		46,660,360
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	33,375	1,413,098
Core & Main, Inc. (a)(b)	27,319	863,554
Fastenal Co.	46,192	2,707,313
Ferguson PLC	62,918	10,168,807
MSC Industrial Direct Co., Inc. Class A	14,794	1,493,010
SiteOne Landscape Supply, Inc. (a)	9,714	1,651,380
United Rentals, Inc.	17,580	8,169,074
Univar Solutions, Inc. (a)	49,972	1,805,988
Watsco, Inc. (b)	8,033	3,038,000
WESCO International, Inc.	14,253	2,502,399
		33,812,623
TOTAL INDUSTRIALS		867,170,832
INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 1.2%
Ciena Corp. (a)	47,785	2,016,527
Cisco Systems, Inc.	1,322,467	68,821,183
F5, Inc. (a)	19,418	3,072,704
Juniper Networks, Inc.	102,551	2,850,918
Lumentum Holdings, Inc. (a)	22,010	1,152,444
Motorola Solutions, Inc.	4,261	1,221,330
Ubiquiti, Inc. (b)	205	36,418
ViaSat, Inc. (a)(b)	23,222	718,489
		79,890,013
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. Class A	93,423	8,250,185
Arrow Electronics, Inc. (a)	18,458	2,631,003
Avnet, Inc.	29,271	1,419,644
CDW Corp.	2,530	473,287
Cognex Corp.	55,652	3,039,712
Coherent Corp. (a)	38,395	1,818,387
Corning, Inc.	245,169	8,321,036
IPG Photonics Corp. (a)	9,660	1,269,807
Jabil, Inc.	15,501	1,715,496
Keysight Technologies, Inc. (a)	42,553	6,854,437
Littelfuse, Inc.	7,795	2,374,357
National Instruments Corp.	9,202	542,918
TD SYNNEX Corp.	13,389	1,321,628
Teledyne Technologies, Inc. (a)	15,017	5,774,487
Trimble, Inc. (a)	79,401	4,271,774
Vontier Corp.	33,201	1,026,907
Zebra Technologies Corp. Class A (a)	13,525	4,165,159
		55,270,224
IT Services - 1.2%
Akamai Technologies, Inc. (a)	49,587	4,685,972
Amdocs Ltd.	38,331	3,589,315
Cognizant Technology Solutions Corp. Class A	163,757	10,812,875
DXC Technology Co. (a)	73,175	2,023,289
GoDaddy, Inc. (a)	19,572	1,508,805
IBM Corp.	293,054	42,252,526
Kyndryl Holdings, Inc. (a)	66,076	902,598
Okta, Inc. (a)	45,296	3,481,451
Twilio, Inc. Class A (a)	45,546	3,007,402
VeriSign, Inc. (a)	27,625	5,827,494
		78,091,727
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (a)	222,815	25,490,036
Analog Devices, Inc.	163,040	32,531,371
Applied Materials, Inc.	42,197	6,396,643
Cirrus Logic, Inc. (a)	17,782	1,436,786
Entegris, Inc.	45,616	5,004,531
First Solar, Inc. (a)	34,297	7,113,198
GlobalFoundries, Inc. (a)	25,285	1,610,402
Intel Corp.	1,346,453	48,162,624
Lam Research Corp.	2,295	1,648,935
Marvell Technology, Inc.	275,504	17,943,576
Microchip Technology, Inc.	49,759	4,674,360
Micron Technology, Inc.	352,468	25,162,691
MKS Instruments, Inc.	21,381	2,334,164
ON Semiconductor Corp. (a)	138,991	14,976,280
Qorvo, Inc. (a)	32,110	3,532,742
Qualcomm, Inc.	46,054	6,086,957
Skyworks Solutions, Inc.	51,240	5,860,319
Teradyne, Inc.	8,386	947,115
Texas Instruments, Inc.	173,319	31,197,420
Universal Display Corp.	8,247	1,203,072
Wolfspeed, Inc. (a)(b)	39,949	2,632,639
		245,945,861
Software - 1.6%
ANSYS, Inc. (a)	4,898	1,675,606
AppLovin Corp. (a)(b)	54,570	1,713,498
Aspen Technology, Inc. (a)	8,989	1,604,537
Bentley Systems, Inc. Class B	4,476	241,167
Bill Holdings, Inc. (a)	33,048	4,142,236
Black Knight, Inc. (a)	49,953	3,512,695
CCC Intelligent Solutions Holdings, Inc. Class A (a)	64,938	715,617
Dolby Laboratories, Inc. Class A	19,058	1,688,729
Dropbox, Inc. Class A (a)	9,273	249,907
Gen Digital, Inc.	150,652	2,930,181
Guidewire Software, Inc. (a)	26,276	2,228,730
HashiCorp, Inc. (a)(b)	9,538	282,420
Informatica, Inc. (a)	12,494	237,886
nCino, Inc. (a)(b)	20,525	663,984
NCR Corp. (a)	41,089	1,104,472
Nutanix, Inc. Class A (a)	56,024	1,691,925
Oracle Corp.	288,846	33,861,417
PTC, Inc. (a)	16,711	2,436,631
Roper Technologies, Inc.	34,080	16,803,144
Salesforce, Inc. (a)	75,097	16,897,576
SentinelOne, Inc. (a)	52,565	876,259
Tyler Technologies, Inc. (a)	3,272	1,297,773
UiPath, Inc. Class A (a)	28,203	509,910
Unity Software, Inc. (a)(b)	56,118	2,572,449
Zoom Video Communications, Inc. Class A (a)	79,669	5,843,721
		105,782,470
Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.	416,873	7,245,253
HP, Inc.	221,696	7,278,280
NetApp, Inc.	41,489	3,236,557
Pure Storage, Inc. Class A (a)	19,777	731,551
Western Digital Corp. (a)	102,954	4,381,722
		22,873,363
TOTAL INFORMATION TECHNOLOGY		587,853,658
MATERIALS - 4.9%
Chemicals - 2.9%
Air Products & Chemicals, Inc.	71,519	21,836,896
Albemarle Corp.	37,734	8,010,174
Ashland, Inc.	16,180	1,478,205
Axalta Coating Systems Ltd. (a)	63,654	2,036,928
Celanese Corp. Class A	31,845	3,993,045
CF Industries Holdings, Inc.	63,004	5,171,368
Corteva, Inc.	229,972	12,977,320
Dow, Inc.	228,160	12,884,195
DuPont de Nemours, Inc.	148,008	11,489,861
Eastman Chemical Co.	38,203	3,269,413
Ecolab, Inc.	17,782	3,256,595
Element Solutions, Inc.	71,901	1,507,045
FMC Corp.	34,242	3,295,108
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	449,588	1,128,466
Huntsman Corp.	56,253	1,674,652
International Flavors & Fragrances, Inc.	82,297	6,963,149
Linde PLC	143,347	56,001,372
LyondellBasell Industries NV Class A	83,390	8,243,935
NewMarket Corp.	2,007	906,562
Olin Corp.	41,600	2,399,488
PPG Industries, Inc.	56,670	8,154,813
RPM International, Inc.	33,150	3,424,727
Sherwin-Williams Co.	12,808	3,541,412
The Chemours Co. LLC	47,887	1,770,861
The Mosaic Co.	106,638	4,346,565
Westlake Corp.	10,424	1,433,300
		191,195,455
Construction Materials - 0.3%
Eagle Materials, Inc.	3,937	725,865
Martin Marietta Materials, Inc.	19,897	8,883,215
Vulcan Materials Co.	33,306	7,343,973
		16,953,053
Containers & Packaging - 0.6%
Amcor PLC	476,886	4,892,850
Aptargroup, Inc.	21,075	2,559,770
Ardagh Group SA (a)	4,009	23,773
Ardagh Metal Packaging SA	3,202	12,104
Avery Dennison Corp.	17,458	3,212,447
Ball Corp.	99,289	5,827,271
Berry Global Group, Inc.	39,123	2,565,295
Crown Holdings, Inc.	34,179	3,170,444
Graphic Packaging Holding Co.	45,614	1,103,859
International Paper Co.	111,595	4,024,116
Packaging Corp. of America	28,510	4,372,009
Sealed Air Corp.	20,702	944,425
Silgan Holdings, Inc.	26,912	1,180,091
Sonoco Products Co.	31,495	1,846,867
WestRock Co.	81,849	2,724,753
		38,460,074
Metals & Mining - 1.1%
Alcoa Corp.	57,271	2,072,637
Cleveland-Cliffs, Inc. (a)	163,731	2,889,852
Freeport-McMoRan, Inc.	460,631	20,567,174
MP Materials Corp. (a)(b)	33,535	799,810
Newmont Corp.	256,534	11,010,439
Nucor Corp.	81,153	13,965,620
Reliance Steel & Aluminum Co.	18,841	5,517,775
Royal Gold, Inc.	21,124	2,537,837
SSR Mining, Inc.	66,448	967,483
Steel Dynamics, Inc.	51,770	5,517,647
United States Steel Corp.	72,461	1,847,756
		67,694,030
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	20,699	1,575,815
TOTAL MATERIALS		315,878,427
REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Agree Realty Corp.	28,671	1,857,307
Alexandria Real Estate Equities, Inc.	55,280	6,947,590
American Homes 4 Rent Class A	107,293	4,021,342
Americold Realty Trust	87,004	2,820,670
Apartment Income (REIT) Corp.	47,934	1,655,640
AvalonBay Communities, Inc.	45,042	8,497,173
Boston Properties, Inc.	50,538	3,367,347
Brixmor Property Group, Inc.	96,438	2,193,000
Camden Property Trust (SBI)	33,433	3,647,206
Cousins Properties, Inc.	48,746	1,190,865
Crown Castle International Corp.	124,711	13,504,954
CubeSmart	72,065	3,124,738
Digital Realty Trust, Inc.	93,713	11,678,514
EastGroup Properties, Inc.	14,129	2,503,376
EPR Properties	23,912	1,067,432
Equinix, Inc.	14,991	12,141,511
Equity Lifestyle Properties, Inc.	38,526	2,742,281
Equity Residential (SBI)	120,230	7,927,966
Essex Property Trust, Inc.	20,574	5,010,798
Extra Space Storage, Inc.	67,408	9,408,135
Federal Realty Investment Trust (SBI)	26,048	2,644,393
First Industrial Realty Trust, Inc.	42,523	2,198,439
Gaming & Leisure Properties	81,085	3,848,294
Healthcare Trust of America, Inc.	122,375	2,389,984
Healthpeak Properties, Inc.	176,319	3,849,044
Highwoods Properties, Inc. (SBI)	33,543	847,632
Host Hotels & Resorts, Inc.	227,818	4,191,851
Invitation Homes, Inc.	196,991	6,993,181
Iron Mountain, Inc.	47,133	2,893,966
Kilroy Realty Corp.	37,576	1,341,463
Kimco Realty Corp.	194,984	3,950,376
Lamar Advertising Co. Class A	6,400	631,680
Medical Properties Trust, Inc. (b)	191,222	1,929,430
Mid-America Apartment Communities, Inc.	37,419	5,600,128
National Storage Affiliates Trust	25,723	869,180
NNN (REIT), Inc.	58,453	2,494,774
Omega Healthcare Investors, Inc.	75,459	2,407,142
Park Hotels & Resorts, Inc.	70,771	964,609
Prologis (REIT), Inc.	297,539	37,117,990
Public Storage	21,165	5,963,239
Rayonier, Inc.	47,289	1,566,212
Realty Income Corp.	213,094	12,992,341
Regency Centers Corp.	54,859	3,594,910
Rexford Industrial Realty, Inc.	64,545	3,555,784
SBA Communications Corp. Class A	31,117	6,813,067
Simon Property Group, Inc.	81,799	10,192,155
Spirit Realty Capital, Inc.	45,393	1,830,700
Stag Industrial, Inc.	57,846	2,099,810
Sun Communities, Inc.	30,969	4,035,261
UDR, Inc.	99,807	4,080,110
Ventas, Inc.	128,767	6,247,775
VICI Properties, Inc.	323,591	10,186,645
Vornado Realty Trust	56,942	1,280,056
Welltower, Inc.	160,193	13,159,855
Weyerhaeuser Co.	236,064	8,040,340
WP Carey, Inc.	68,317	4,613,447
		292,723,108
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	99,853	8,318,753
CoStar Group, Inc. (a)	74,277	6,237,040
Howard Hughes Corp. (a)	10,846	915,728
Jones Lang LaSalle, Inc. (a)	15,266	2,542,552
Zillow Group, Inc.:
Class A (a)	17,881	951,627
Class C (a)	49,696	2,691,535
		21,657,235
TOTAL REAL ESTATE		314,380,343
UTILITIES - 5.1%
Electric Utilities - 3.3%
Alliant Energy Corp.	80,975	4,351,597
American Electric Power Co., Inc.	166,074	14,073,111
Avangrid, Inc. (b)	22,895	848,947
Constellation Energy Corp.	105,620	10,208,173
Duke Energy Corp.	248,591	23,273,089
Edison International	121,840	8,767,606
Entergy Corp.	68,224	7,006,605
Evergy, Inc.	71,762	4,303,567
Eversource Energy	112,362	8,127,143
Exelon Corp.	320,501	13,416,172
FirstEnergy Corp.	175,535	6,914,324
Hawaiian Electric Industries, Inc.	35,305	1,355,359
IDACORP, Inc.	16,268	1,672,676
NextEra Energy, Inc.	652,902	47,857,717
NRG Energy, Inc.	74,361	2,824,974
OGE Energy Corp.	64,410	2,328,422
PG&E Corp. (a)	580,730	10,226,655
Pinnacle West Capital Corp.	36,482	3,021,439
PPL Corp.	237,894	6,549,222
Southern Co.	351,430	25,422,446
Xcel Energy, Inc.	177,622	11,142,228
		213,691,472
Gas Utilities - 0.1%
Atmos Energy Corp.	46,452	5,653,673
National Fuel Gas Co. (b)	28,612	1,519,583
UGI Corp.	67,313	1,816,778
		8,990,034
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	41,146	1,282,521
Clearway Energy, Inc.:
Class A	10,943	269,964
Class C	26,592	702,295
The AES Corp.	83,732	1,811,123
Vistra Corp.	85,758	2,406,369
		6,472,272
Multi-Utilities - 1.4%
Ameren Corp.	84,409	7,231,319
CenterPoint Energy, Inc.	203,419	6,120,878
CMS Energy Corp.	93,743	5,724,885
Consolidated Edison, Inc.	111,858	10,610,850
Dominion Energy, Inc.	269,522	14,432,903
DTE Energy Co.	66,407	7,590,320
NiSource, Inc.	133,215	3,708,706
Public Service Enterprise Group, Inc.	160,304	10,118,388
Sempra Energy	101,574	15,136,557
WEC Energy Group, Inc.	101,722	9,140,739
		89,815,545
Water Utilities - 0.2%
American Water Works Co., Inc.	62,808	9,259,783
Essential Utilities, Inc.	78,224	3,308,093
		12,567,876
TOTAL UTILITIES		331,537,199
TOTAL COMMON STOCKS (Cost $5,614,466,146)		6,482,681,255

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (d) (Cost $994,728)	1,000,000	994,590

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (e)	41,409,306	41,417,588
Fidelity Securities Lending Cash Central Fund 5.32% (e)(f)	78,329,935	78,337,768
TOTAL MONEY MARKET FUNDS (Cost $119,755,356)		119,755,356

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $5,735,216,230)	6,603,431,201
NET OTHER ASSETS (LIABILITIES) - (1.5)% (g)	(96,819,446)
NET ASSETS - 100.0%	6,506,611,755

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	50	Sep 2023	11,536,250	492,467	492,467
CME E-mini S&P MidCap 400 Index Contracts (United States)	47	Sep 2023	12,893,980	593,242	593,242

TOTAL FUTURES CONTRACTS					1,085,709
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $994,590.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $153,144 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	17,570,147	1,012,289,286	988,441,845	375,820	-	-	41,417,588	0.1%
Fidelity Securities Lending Cash Central Fund 5.32%	53,540,205	88,202,126	63,404,563	367,845	-	-	78,337,768	0.3%
Total	71,110,352	1,100,491,412	1,051,846,408	743,665	-	-	119,755,356

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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